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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-00933
                                                     ---------

                          CGM CAPITAL DEVELOPMENT FUND
                          ----------------------------
               (Exact name of registrant as specified in charter)

              One International Place, Boston, Massachusetts 02110
              ----------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              T. John Holton, Esq.
                             Bingham McCutchen LLP
                               150 Federal Street
                                Boston, MA 02110
                                ----------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: 1-617-737-3225
                                                    --------------

Date of fiscal year end: December 31, 2006
                         -----------------

Date of reporting period: March 31, 2006
                          --------------
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ITEM 1.  SCHEDULE OF INVESTMENTS.

                                                 CGM CAPITAL DEVELOPMENT FUND
-----------------------------------------------------------------------------------------------------------------------------

INVESTMENTS AS OF MARCH 31, 2006
(unaudited)

COMMON STOCKS -- 99.1% OF TOTAL NET ASSETS
                                                                                                 SHARES          VALUE (a)
                                                                                                 ------          ---------
BEVERAGES AND TOBACCO -- 7.6%
  Hansen Natural Corporation (b) ........................................................         299,000      $ 37,688,950
                                                                                                               ------------
BUSINESS SERVICES -- 8.8%
  Sotheby's Holdings, Inc. (b) ..........................................................         680,000        19,747,200
  UTi Worldwide Inc. ....................................................................         755,400        23,870,640
                                                                                                               ------------
                                                                                                                 43,617,840
                                                                                                               ------------
LIGHT CAPITAL GOODS -- 5.9%
  The Middleby Corporation (b) ..........................................................          95,000         7,953,400
  Trinity Industries, Inc. ..............................................................         390,000        21,212,100
                                                                                                               ------------
                                                                                                                 29,165,500
                                                                                                               ------------
OIL AND GAS WELL DRILLING -- 0.7%
  Atwood Oceanics, Inc. (b) .............................................................          35,000         3,535,350
                                                                                                               ------------
OIL - INDEPENDENT PRODUCTION -- 19.5%
  Berry Petroleum Company ...............................................................         405,000        27,722,250
  Newfield Exploration Company (b) ......................................................         498,000        20,866,200
  Pogo Producing Company ................................................................         485,000        24,371,250
  Whiting Petroleum Corporation (b) .....................................................         580,000        23,774,200
                                                                                                               ------------
                                                                                                                 96,733,900
                                                                                                               ------------
OIL REFINING -- 10.6%
  Frontier Oil Corporation ..............................................................         453,900        26,938,965
  Holly Corporation .....................................................................         345,000        25,571,400
                                                                                                               ------------
                                                                                                                 52,510,365
                                                                                                               ------------
OIL - SERVICE -- 13.0%
  Cooper Cameron Corporation (b) ........................................................         580,000        25,566,400
  Helix Energy Solutions Group, Inc. (b) ................................................         780,000        29,562,000
  Oil States International, Inc. (b) ....................................................         255,000         9,396,750
                                                                                                               ------------
                                                                                                                 64,525,150
                                                                                                               ------------
RETAIL -- 8.4%
  The Pantry, Inc. (b) ..................................................................         445,000        27,763,550
  The Wet Seal, Inc. (b) ................................................................       2,140,000        14,231,000
                                                                                                               ------------
                                                                                                                 41,994,550
                                                                                                               ------------
STEEL -- 20.7%
  Chaparral Steel Company (b) ...........................................................         185,000        12,010,200
  Commercial Metals Company .............................................................         522,000        27,921,780
  Gerdau AmeriSteel Corporation .........................................................       1,000,000         9,300,000
  IPSCO Inc. ............................................................................         245,000        25,502,050
  Steel Dynamics, Inc. ..................................................................         500,000        28,365,000
                                                                                                               ------------
                                                                                                                103,099,030
                                                                                                               ------------
TEXTILES AND APPAREL -- 3.9%
  Hartmarx Corporation (b)(c) ...........................................................       2,198,800        19,591,308
                                                                                                               ------------

TOTAL COMMON STOCKS (Identified Cost $422,829,145) ......................................................       492,461,943
                                                                                                               ------------

SHORT-TERM INVESTMENT -- 1.0% OF TOTAL NET ASSETS
                                                                                                FACE
                                                                                               AMOUNT
                                                                                               ------
  American Express Credit Corporation, 4.70%, 4/03/06
    (Cost $5,140,000) ...................................................................    $  5,140,000         5,140,000
                                                                                                               ------------

TOTAL INVESTMENTS -- 100.1% (Identified Cost $427,969,145) (d) ..........................................       497,601,943
  Cash and receivables ..................................................................................         4,399,682
  Liabilities ...........................................................................................        (5,012,679)
                                                                                                               ------------
TOTAL NET ASSETS -- 100.0% ..............................................................................      $496,988,946
                                                                                                               ============

(a) Security valuation -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or, in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates market value.

(b) Non-income producing security.

(c) Non-controlled affiliate - Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The following summarizes transactions with affiliates of the Fund during the period ended March 31, 2006:

                               Number of                                      Number of
Name of                       Shares Held           Gross        Gross       Shares Held        Dividend       Market Value
Issuer                     December 31, 2005      Purchases      Sales      March 31, 2006       Income       March 31, 2006
------------               ------------------     ----------     -----      --------------      ---------     --------------

Hartmarx Corporation*           2,098,800           100,000         0          2,198,800            $0          $19,591,308

  * Non-income producing security.

(d) Federal Tax Information: At March 31, 2006 the net unrealized appreciation on investments based on cost of $429,119,354 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which there is an excess of value
      over tax cost .......................................................................................    $ 71,664,471
    Aggregate gross unrealized depreciation for all investments in which there is an excess of tax
      cost over value .....................................................................................      (3,181,882)
                                                                                                               ------------
                                                                                                               $ 68,482,589
                                                                                                               ============

    The cost basis and unrealized appreciation/(depreciation) for the schedule of investments and for tax purposes differ due to differing treatments of wash sale losses deferred.

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ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the CGM Capital Development Fund's disclosure controls and procedures within 90 days of the filing of this Form N-Q, the principal executive officer and principal financial officer of CGM Capital Development Fund have concluded that the CGM Capital Development Fund's disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Capital Development Fund on Form N-CSR and Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Capital Development Fund's internal control over financial reporting (as defined in Rule 30a-3(d)under the Act)that occurred during the CGM Capital Development Fund's last fiscal quarter covered by this report that materially affected, or are reasonably likely to materially affect, CGM Capital Development Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.
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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CGM Capital Development Fund


By:   /S/Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer

Date: May 23, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer

Date: May 23, 2006


By:   /S/ Jem A. Hudgins
      Jem A. Hudgins
      CFO & Treasurer
      Principal Financial Officer

Date: May 23, 2006